Loans Receivable, Net - Summary Of Accounts, Notes, Loans and Financing Receivable (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Accounts, Notes, Loans and Financing Receivable, Gross, Allowance, and Net [Abstract]
Loans receivable	¥ 2,750,808		¥ 1,842,784
Less: allowance for loan losses	(102,359)		(65,117)
Loans receivable, net	¥ 2,648,449	$ 383,989	¥ 1,777,667